Note to Condensed Consolidated Statements of Cash Flows (Tables)	6 Months Ended
Jun. 30, 2018
Note to Condensed Consolidated Statements of Cash Flows
Schedule of reconciliation of net (loss)/income for the period to net cash (used in)/generated from operating activities

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Net (loss)/income	(30,125)	3,685
Adjustments to reconcile net (loss)/income to net cash used in/generated from operating activities
Depreciation and amortization	1,688	1,312
Share-based compensation expense—share options	2,791	664
Share-based compensation expense—LTIP	1,601	1,269
Equity in earnings of equity investees, net of tax	(23,050)	(22,269)
Dividends received from equity investees	23,526	42,617
Other adjustments	990	(772)
Changes in working capital
Accounts receivable—third parties	(6,053)	(2,699)
Accounts receivable—related parties	1,310	1,804
Other receivables, prepayments and deposits	(3,266)	(3,448)
Amounts due from related parties	(194)	71
Inventories	2,041	2,148
Accounts payable	(5,057)	(2,875)
Other payables, accruals and advance receipts	10,215	(4,320)
Deferred revenue	1,490	(533)
Amounts due to related parties	3,666	2,844
Other changes in working capital	(169)	(76)

Total changes in working capital	3,983	(7,084)

Net cash (used in)/generated from operating activities	(18,596)	19,422